Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Principal Accounting Policies
Basis of consolidation

(a) Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary with the ownership interests of minority shareholders reported as noncontrolling interests. All significant transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. The Company consolidates a VIE if the Company has the power to direct matters that most significantly impact the activities of the VIE, and has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

Basis of presentation

(b) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements are prepared based on the historical cost convention.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results might differ from those estimates. These estimates and assumptions include, but are not limited to, assessing the following: lives of the permanent in-game items, the determination of whether sales prices are fixed or determinable and collectability is reasonably assured, realization of deferred tax assets and the determination of uncertain tax positions, useful lives and impairment provision of property, equipment and software and intangibles, assumptions related to stock-based compensation and assumptions related to the valuation of the equity investments.

Revenue recognition

(c) Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured.

Net revenues presented in the consolidated statements of operations and comprehensive income represent revenues from online game services, advertising services, e-mail, e-commerce and others recognized net of sales discount, sales tax and related surcharges.

(i) Online game services

MMORPG games

The Group sells prepaid point cards through Guangzhou NetEase and Shanghai EaseNet to the end user. Customers can purchase physical prepaid point cards in different locations in China, including Internet cafés, software stores, convenience stores and bookstores. Customers can also purchase “virtual” prepaid points from vendors who register the points in the Group’s system and “virtual” prepaid cards online via debit and credit cards or bank transfers via the Company’s Wangyibao online payment services platform, and receive the prepaid point information over the Internet. Customers can use the points to play the Group’s online games, pay for in-game items and use other fee-based services. Proceeds received from the sales of prepaid point cards and online points to players are recorded as deferred revenues. The Group earns revenue through providing online game services to players under two types of revenue models: time-based revenue model and item-based revenue model. For online games using the time-based model, players are charged based on the time they spend playing games.

Under the item-based model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the in-game items. The Company considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors, including the acceptance and popularity of expansion packs, promotional events launched and market conditions to arrive at the best estimates for the estimated lives of the permanent in-game items. The Group assesses the estimated lives of the permanent in-game items for the item-based games on a quarterly basis. Adjustments arising from the changes of estimated lives of permanent in-game items are applied prospectively as such changes are resulted from new information indicating a change in the game player behavior patterns.

Unused online points in a personal game account are recognized as revenues when the likelihood that the Group would provide further online games services with respect to such online points is remote. The Group has determined that such likelihood is remote when the personal game account has been inactive for 540 days or more. The revenue recognized from the inactive accounts was insignificant in 2012, 2013 and 2014.

Mobile games

The Group primarily operates mobile games including both self-developed and licensed mobile games through HZ Leihuo and generates mobile game revenues from the sale of in-game virtual items, including items, avatars, skills, privileges or other in-game consumables, features or functionality, within the games.

The Group records revenue generated from mobile games on a gross basis as the Group is acting as the principal to fulfill all obligations related to the mobile game operation. Fees paid to game developers, distribution channels (app stores) and payment channels are recorded as cost of revenues.

For the purposes of determining when the service has been provided to the end-users, the Group determined that an implied obligation exists to provide on-going services to the end-users who purchased virtual items to gain an enhanced game-playing experience over an average playing period of the paying players. Accordingly, the Group recognizes the revenues ratably over the estimated average playing period of these paying players, starting from the point in time when virtual items are delivered to the players’ accounts and all other revenue recognition criteria are met.

The Company considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors to arrive at the best estimates for the estimated playing period of the paying players. If a new game is launched and only a limited period of paying player data is available, then the Group considers other qualitative factors, such as the playing patterns for paying users for other games with similar characteristics and playing patterns of paying players, such as targeted players and purchasing frequency. While the Group believes its estimates to be reasonable based on available game player information, the Group may revise such estimates based on new information indicating a change in the game player behavior patterns and any adjustments are applied prospectively.

(ii)Advertising services

The Group derives its advertising revenues principally from short-term online advertising contracts engaged by Guangyitong Advertising. Advertising service contracts may consist of multiple elements with a typical term of one quarter to one year. In accordance with ASU No.2009-13 Revenue Recognition - Multiple-Deliverable Revenue Arrangements (“ASU No.2009 -13”), the Company treats advertising contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenue on a periodic basis during the contract when each deliverable service is provided. Since the contract price is for all deliverables, the Company allocates the arrangement consideration to all deliverables at the inception of the arrangement on the basis of their relative selling price according to the selling price hierarchy established by ASU No.2009-13. The Company uses (a) vendor-specific objective evidence of selling price, if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Company will use (c) the management’s best estimate of the selling price for that deliverable. The adoption did not have a material impact on the Company’s consolidated financial statements.

In the search engine business, Youdao Information enters into “cost per action” (“CPA”) advertising contracts and receives fees when an online user performs a specific action such as purchasing a product from or registering with the advertiser. Revenue for CPA contracts is recognized when the specific action is completed. Youdao Information may also enter into advertising business contracts with advertisers that include guarantees of a minimum number of impressions or times that an advertisement appears in pages viewed by users. To the extent that minimum guaranteed impressions are not met within the contractual time period, the related revenues are deferred until the remaining guaranteed impression levels are achieved.

The Group recognizes revenue and expense at fair value from a barter transaction involving advertising services provided by the Group only if the fair value of the advertising services surrendered in the transaction is determinable based on the entity’s own historical practice of receiving cash and cash equivalents, marketable securities, or other consideration that is readily convertible to a known amount of cash for similar advertising from buyers unrelated to the counterparty in the barter transaction.

For the years ended December 31, 2012, 2013 and 2014, the Group engaged in certain advertising barter transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these barter transactions were recognized. These transactions primarily involved exchanges of advertising services rendered by the Group for advertising, promotional benefits, content, consulting services and software provided by the counterparties.

(iii)E-mail, e-commerce services and others

Revenue from e-mail, e-commerce and others is predominantly derived from activities related to fee-based premium services, e-commerce and online payment platform services.

Fee-based premium services revenues, operated on a monthly subscription basis, are derived principally from providing premium e-mail and other wireless value-added services. Prepaid subscription revenues are deferred and are recognized by the Group over the period in which the services are provided.

In February 2009, the Company launched its Wangyibao payment platform, through which game players registered for Wangyibao operations can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Company. The Company recognizes revenue when services are rendered to account holders in accordance with service agreement.

Revenues from e-commerce services mainly include e-commerce services related to third party virtual e-commerce products. The Company recognizes revenue when services are rendered to customers based on the pre-determined service fee rate.

Cost of revenues

(d)Cost of revenues

Costs of online game services, advertising services and e-mail, e-commerce and others consist primarily of staff costs, royalties and consultancy fees related to licensed games, revenue sharing cost related to mobile games, depreciation and amortization of computers and software, server custody fees, bandwidth, and other direct costs of providing these services. These costs are charged to the consolidated statements of operations and comprehensive income as incurred.

Research and development costs

(e)Research and development costs

Research and development costs mainly consist of personnel-related expenses and technology service costs incurred for the development of online games prior to the establishment of technological feasibility and costs associated with new product development. For the years ended December 31, 2012, 2013 and 2014, the costs incurred for development of online game products have not been capitalized because the period after the date technical feasibility is reached and the time when the game is marketed is short historically and the development cost incurred in the period are insignificant.

Cash, cash equivalents and time deposits

(f)Cash, cash equivalents and time deposits

Cash and cash equivalents represent cash on hand, demand deposits placed with large reputable banks in Hong Kong or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of less than three months. As of December 31, 2013, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$12.7 million and Euro4.3 million, respectively. As of December 31, 2014, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$25.9 million and Euro2.1 million, respectively (equivalent to approximately RMB158.3 million and RMB15.3 million, respectively).

Time deposits represent time deposits placed with banks with original maturities of three months or more. As of December 31, 2013, there were time deposits denominated in US dollars and Euro amounting to approximately US$382.3 million and Euro2.6 million, respectively. As of December 31, 2014, there were time deposits denominated in US dollars and Euro amounting to approximately US$637.6 million and Euro2.0 million (equivalent to approximately RMB3.9 billion and RMB14.9 million, respectively).

As of December 31, 2013 and 2014, the Company had approximately RMB14.6 billion and RMB14.7 billion cash and cash equivalents and time deposits held by its PRC subsidiaries and VIEs, representing 78.3% and 69.2% of total cash and cash equivalents and time deposits of the Company, respectively.

As of December 31, 2013 and 2014, the Company had a restricted cash balance which is set aside for a period of 12 months or less of approximately RMB2,136.7 million and RMB2,628.8 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	70.0	40.0
Escrow account deposit for funding sales and marketing activities of Blizzard’s licensed games	212.4	276.1
Customer deposit of Wangyibao accounts	389.3	599.3
Pledge deposit for short-term bank borrowing	1,459.0	1,703.4
Others	6.0	10.0
	2,136.7	2,628.8

The Company had no other lien arrangements during 2013 and 2014.

Fair value of financial instruments

(g)Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group’s financial instruments include cash and cash equivalents and time deposits, accounts receivable, prepayments and other current assets, short-term investments, accounts payable, short-term loan, deferred revenue and accrued liabilities and other payables, which the carrying values approximate their fair value. Please see Note 27 for additional information.

Investments

(h)Investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets and investments that the Company has positive intent and ability to hold to maturity, all of which are with an original maturities of less than 12 months.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income as other income /(expense). Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 6 and Note 27 for additional information.

The investments that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity investments and stated at amortized cost.For individual investment classified as held-to-maturity investments, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that, it does not intend or is not required to sell an impaired debt investment before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity investments continue to be recognized at the amortized cost.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. An available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary. Investments with maturities of greater than 12 months are recorded in other long-term assets.

For investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investment in associated companies

(i)Investment in associated companies

Investments in associated companies in which the Company is in a position to exercise significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method and are reported under other long-term assets in the consolidated balance sheets

Property, equipment and software

(j)Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the following estimated useful lives, taking into account any estimated residual value:

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. When the Company retires or disposes its property, equipment and software, it records any gain or loss arising from the retirement or disposal under Other, net in its consolidated statements of operations and comprehensive income.

Intangible assets

(k)Intangible assets

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets from business acquisition using the straight-line method:

Land use right	over the remaining term of the land use right period
License right	over the license period
Customer contracts and relationships	8-10 years
Technology	3 years

Advertising expenses

(l)Advertising expenses

The Company expenses advertising costs as incurred and reports these costs under selling and marketing expense. Advertising expenses totaled approximately RMB242.8 million, RMB370.9 million and RMB466.6 million for the years ended December 31, 2012, 2013 and 2014, respectively.

Foreign currency translation

(m)Foreign currency translation

The functional currency of the entities within the Group is RMB, which is also the reporting currency. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income.

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2046 on the last trading day of 2014 (December 31, 2014) as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Share-based compensation

(n)Share-based compensation

The Company measures the cost of employee services received in exchange for stock options at the grant date fair value of the award under its 2000 Stock Incentive Plan (see Note 20(a)). The Company recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis of 25% a year over a vesting term of four years.  The Company adopts the Black-Scholes option pricing model to determine the fair value of stock options and account for share-based compensation cost using an estimated forfeiture rate at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Under its 2009 Restricted Share Unit Plan (see Note 20(b)), the Company issues restricted share units (RSUs) to its employees, directors and consultants with performance conditions and service vesting periods ranging from one year to five years. Some of the RSUs issued are to be settled, at the Company’s discretion, in stock or cash upon vesting based on the stock price at grant date. At each reporting period, the Company evaluates the likelihood of performance conditions being met. Share-based compensation costs are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The compensation cost of the RSUs to be settled in stock only is measured based on the fair value of stock when all conditions to establish the grant date have been met. The compensation cost of RSUs to be settled either in stock or cash at the Company’s discretion is remeasured until the date when settlement in stock or cash is determined by the Company.

The Company records share-based compensation to the consolidated statements of operations and comprehensive income with the corresponding credit to the additional paid-in-capital for share options and RSUs to the extent that such awards are to be settled only in stock.  On the other hand, for RSUs which will either be settled in stock or cash as discussed above, the Company continues to mark to market such awards and, in accordance with the vesting schedules of such awards, record the resulting potential liabilities under other long-term payables and accrued liabilities which totaled RMB106.2 million and RMB137.0 million, respectively, as of December 31, 2014. There were no significant cash payments for share-based liabilities for the years ended 2012, 2013 and 2014.

In 2014, Lede Inc., one of the Company’s subsidiaries, adopted a 2014 Stock Incentive Plan (the “Lede Plan”) and granted options exercisable for ordinary shares of Lede Inc. to certain of the Group’s employees (Lede Inc., together with its subsidiaries and VIEs are referred to as “Lede”). The options expire six years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met  (“Vesting Commencement Date”). The Company adopts the binomial option pricing model to determine the fair value of stock options and accounts for share-based compensation cost using an estimated forfeiture rate. As of December 31, 2014, there was RMB94.0 million (US$15.2 million) unrecognized compensation cost under the Lede Plan as if all options granted had become fully vested.

Forfeitures were estimated based on the Company’s weighted average historical forfeiture rate of the past five years. Differences between actual and estimated forfeitures are expensed in the period that the differences occur. See Note 20 for further information regarding share-based compensation assumptions and expense.

Taxation

(o)Taxation

Income tax expense is recognized in accordance with the laws of the relevant taxing authorities, with deferred taxes being provided for temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Tax rate changes are reflected in income during the period the changes are enacted.

A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities as well as the expected future tax benefit to be derived from tax loss and tax credit carry forwards. The Company classifies deferred tax assets and liabilities into current and non-current based on the classification of the related asset or liability for financial reporting. A deferred tax liability or asset that is not related to an asset or liability for financial reporting, including deferred tax assets related to tax loss carry forwards, is classified according to the expected reversal date of the temporary difference.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount “more likely than not” to be realized in future tax returns. The valuation allowance for a particular tax jurisdiction is allocated between current and non-current deferred tax assets for that tax jurisdiction on a pro rata basis.

For a particular tax-paying component of an enterprise and within a particular tax jurisdiction, (a) all current deferred tax assets and liabilities are offset and presented as a single amount and (b) all non-current deferred tax assets and liabilities are offset and presented as a single amount. The Company does not offset deferred tax assets and liabilities attributable to different tax-paying components of the enterprise or to different tax jurisdictions.

The Company reports tax-related interest expense and penalty in Other, net in the consolidated statements of operations and comprehensive income, if there is any.  The Company did not incur any material penalty or interest payments in connection with tax positions during the years ended December 31, 2012, 2013 and 2014.

The Company did not have any significant unrecognized uncertain tax positions as of December 31, 2013 and 2014.

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Net earnings per share ("EPS") and per American Depositary Share ("ADS")

(p)Net earnings per share (“EPS”) and per American Depositary Share (“ADS”)

Basic earnings per share are computed on the basis of the weighted-average number of ordinary shares outstanding during the period under measurement. Diluted earnings per share are based on the weighted-average number of ordinary shares outstanding and potential ordinary shares. Potential ordinary shares result from the assumed exercise of outstanding stock options, RSUs or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

Statutory reserves

(q)Statutory reserves

The Company’s subsidiaries and VIEs incorporated in China are required to make appropriations to certain non-distributable statutory reserves. In accordance with the laws applicable to foreign invested enterprises in China, its subsidiaries have to make appropriations from its after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) general reserve fund and (ii) staff bonus and welfare fund. The appropriation to the general reserve fund is at least 10% of the after-tax profits as reported in the PRC statutory accounts. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation to the other reserve funds is at the discretion of the board of directors of the respective company. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund is at least 10% of the after-tax profits as reported in their PRC statutory accounts. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the board of directors of the respective companies.

The general reserve fund and statutory surplus fund are restricted to set off against losses, expansion of production and operation or increase in the registered capital of the respective companies. The staff bonus and welfare fund is available to fund payments of special bonuses to staff and for collective welfare benefits. Upon approval by the board of directors, the discretionary surplus can be used to offset accumulated losses or to increase capital.

The staff bonus and welfare fund is a liability in nature. The other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances, and therefore are not available for distribution except in liquidation.

The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2012, 2013 and 2014 (in thousands):

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Appropriations to general reserve funds and statutory surplus funds	161,522	244,358	58,816

For the years ended December 31, 2012 and 2013, NetEase Beijing and Boguan, as well as Netease Hangzhou for the year ended December 31,  2014, did not make appropriations to statutory reserves as their cumulative appropriations in the past have already reached the statutory limit, namely 50% of the registered capital of the respective companies.

Noncontrolling interests and Mezzanine classified noncontrolling interests

(r)Noncontrolling interests and Mezzanine classified noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

The noncontrolling interest will continue to be attributed its share of losses even if that attribution results in a deficit noncontrolling interest balance.

Mezzanine classified noncontrolling interests represent Series A convertible redeemable preferred shares (“preferred shares”) issued by Lede Inc. to certain investors (see Note 17), and have been classified as mezzanine classified noncontrolling interests in the consolidated financial statements as these preferred shares are contingently redeemable upon the occurrence of a conditional event (see Note 20(f)), which is not solely within the control of the Company. The carrying value of this non-controlling interest as mezzanine equity will be adjusted by an accumulative amount equal to the amount of net profit attributable to preferred shareholders based on their ownership percentage.

Related parties

(s)Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive income

(t)Comprehensive income

Comprehensive income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. The Group’s comprehensive income and net income were the same during the years ended December 31, 2012, 2013 and 2014.

Segment reporting

(u)Segment reporting

The Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements is set out in detail under Note 26.

Dividends	(v)Dividends Dividends of the Company are recognized when declared.
Recently issued accounting pronouncements

(w)Recently issued accounting pronouncements

In May 2014, the FASB and IASB issued their converged standard on revenue recognition. The objective of the revenue standard ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.